Acquisition - Summary of Consideration Paid and Fair Values of the Assets Acquired and Liabilities Assumed (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,130
Other current assets	776
Property and equipment	277
Goodwill	21,244	$ 683,327
Total assets acquired	35,127
Current liabilities assumed	879
Net assets acquired	34,248
Developed technology [Member]
Business Acquisition [Line Items]
Intangible assets	4,900
Other [Member]
Business Acquisition [Line Items]
Intangible assets	$ 4,800